UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

2010 was a good year for U.S equities as most U.S. markets were up significantly. A gradual recovery in the economy and the markets continued for a majority of the year. During the first quarter of 2010, the ISM manufacturing index rose to a three year high and Congress passed the health care bill. Foreclosures also continued to hit record highs as the housing market continued to struggle.

During the second quarter, financial markets turned negative. Jobless claims increased unexpectedly. Several European sovereign credit ratings continued to be downgraded. Greece received a rescue package. The BP oil spill continued to worsen in the Gulf of Mexico.

The financial reform bill was signed into law during the third quarter. Companies reported improved earnings that surprised to the upside and M&A activity remained solid. Retail sales were better than expected and consumer confidence began to climb. Ireland also received a bank rescue package.

The fourth quarter continued to show better than expected manufacturing and services growth. Retail sales also continued to rise more than expected. The Federal Reserve continued the asset purchase program up to $600 Billion.

Some relevant 2010 market statistics: The U.S. Unemployment Rate went from 9.9% to 9.4%. Fed Funds Rate remained steady at a historical low target range of 0% to .25%. Crude oil traded in a range from $68 to $91 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from a high of 45.79 in May to a low of 15.45 in December.

The S&P 500 Index increased 15.06% on a total return basis. The mid cap space outperformed the large cap space, with the S&P 400 index ending the year 26.64% higher. The small cap space also outperformed the large cap space, with the Russell 2000 and S&P 600 indexes ending the year 26.85% and 26.31% higher, respectively. In the Russell style indexes, Growth outperformed Value during 2010.

Every sector and industry group increased in 2010. Consumer Discretionary experienced the best performance, rising 27.6%. Health Care was the worst performing sector, increasing only 3.0%. At the single stock level, Cummins (CMI) was the best performing name in the S&P 500, gaining 142.7%. Unfortunately, Cummins carried a small weight in the index and its contribution to performance was only 14 basis points. Apple (AAPL) contributed the most to performance. The stock was up 53.0% in 2010 and added 1.0% of positive performance to the index. Dean Foods (DF) was the worst performing stock, dropping 51.0% while only contributing 2 basis points of negative performance. Microsoft (MSFT) had the largest negative contribution to performance in the S&P 500, declining almost 6.5% and contributed 25 basis points of negative performance.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P 500 Index
	10,000.00	10,000.00
2003	10,946.00	10,839.70
2004	12,066.87	12,015.30
2005	12,582.13	12,606.88
2006	14,495.87	14,598.01
2007	15,196.02	15,400.03
2008	9,497.51	9,702.02
2009	11,953.57	12,269.17
2010	13,671.82	14,116.91

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Since Inception (9/8/03)
14.37%	1.67%	4.39%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	7.95%
Consumer Products & Services	22.12%
Financial Services	15.19%
Health Care Related	10.37%
Industrial Products & Services	5.33%
Natural Resources	13.27%
Short Term Investments	4.14%
Technology	15.86%
Transportation	2.78%
Utilities	2.99%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,229.41	$ 3.37

Hypothetical

(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC. Financial Reports for the Year Ended December 31, 2010 Maxim S&P 500® Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK Shares		Value ($)

Aerospace & Defense --- 2.57%
56,666	Boeing Co	3,698,023
29,210	General Dynamics Corp	2,072,742
9,785	Goodrich Corp	861,765
59,852	Honeywell International Inc	3,181,732
13,987	ITT Corp	728,862
8,818	L-3 Communications Holdings Inc	621,581
23,080	Lockheed Martin Corp	1,613,523
22,823	Northrop Grumman Corp	1,478,474
11,053	Precision Castparts Corp	1,538,688
28,878	Raytheon Co	1,338,206
11,987	Rockwell Collins Inc	698,363
71,911	United Technologies Corp	5,660,834
		$23,492,793

Agriculture --- 0.16%
48,730	Archer-Daniels-Midland Co	1,465,798
		$1,465,798

Air Freight --- 1.07%
12,613	CH Robinson Worldwide Inc	1,011,437
16,214	Expeditors International of Washington Inc	885,284
24,400	FedEx Corp	2,269,444
76,679	United Parcel Service Inc Class B	5,565,362
		$9,731,527

Airlines --- 0.08%
56,726	Southwest Airlines Co	736,303
		$736,303

Auto Parts & Equipment --- 0.24%
18,774	Goodyear Tire & Rubber Co *	222,472
52,296	Johnson Controls Inc	1,997,707
		$2,220,179

Automobiles --- 0.60%
289,299	Ford Motor Co *	4,857,330
18,007	Harley-Davidson Inc	624,303
		$5,481,633

Banks --- 2.88%
53,875	BB&T Corp	1,416,374
13,214	Comerica Inc	558,159
60,530	Fifth Third Bancorp	888,581
16,514	First Horizon National Corp	194,534
56,925	Huntington Bancshares Inc	391,075
67,145	KeyCorp	594,233
9,201	M&T Bank Corp	800,947
42,033	Marshall & Ilsley Corp	290,868

40,745	PNC Financial Services Group Inc	2,474,036
95,707	Regions Financial Corp	669,949
38,926	SunTrust Banks Inc	1,148,706
148,493	US Bancorp	4,004,856
404,747	Wells Fargo & Co ~	12,543,110
13,534	Zions Bancorp †	327,929
		$26,303,357

Biotechnology --- 1.61%
73,145	Amgen Inc *	4,015,661
18,421	Biogen Idec Inc *	1,235,128
35,664	Celgene Corp *	2,109,169
5,836	Cephalon Inc *	360,198
19,802	Genzyme Corp *	1,409,902
62,915	Gilead Sciences Inc *	2,280,040
14,329	Life Technologies Corp *	795,260
9,321	PerkinElmer Inc	240,668
31,115	Thermo Fisher Scientific Inc *	1,722,526
6,834	Waters Corp *	531,070
		$14,699,622

Broadcast/Media --- 2.88%
17,641	Cablevision Systems Corp NY Group	596,971
53,095	CBS Corp Class B	1,011,460
217,323	Comcast Corp Class A	4,774,586
64,629	DIRECTV Class A *	2,580,636
21,708	Discovery Communications Inc Class A *	905,224
37,995	Interpublic Group of Cos Inc *	403,507
176,785	News Corp Class A	2,573,990
23,318	Omnicom Group Inc	1,067,964
7,003	Scripps Networks Interactive Inc	362,405
27,602	Time Warner Cable Inc	1,822,560
87,146	Time Warner Inc	2,803,487
47,213	Viacom Inc Class B	1,870,107
146,560	Walt Disney Co	5,497,466
		$26,270,363

Building Materials --- 0.04%
28,524	Masco Corp	361,114
		$361,114

Chemicals --- 1.99%
16,518	Air Products & Chemicals Inc	1,502,312
5,693	Airgas Inc	355,585
5,425	CF Industries Holdings Inc	733,189
89,918	Dow Chemical Co	3,069,801
5,612	Eastman Chemical Co	471,857
17,740	Ecolab Inc	894,451
70,231	EI du Pont de Nemours & Co	3,503,122
5,487	FMC Corp	438,356
6,202	International Flavors & Fragrances Inc	344,769
41,905	Monsanto Co	2,918,264
12,640	PPG Industries Inc	1,062,645
23,740	Praxair Inc	2,266,458
9,270	Sigma-Aldrich Corp	617,011
		$18,177,820

Communications - Equipment --- 2.15%
429,423	Cisco Systems Inc *	8,687,227
5,941	F5 Networks Inc *	773,281

10,207	Harris Corp	462,377
17,858	JDS Uniphase Corp *	258,584
40,432	Juniper Networks Inc *	1,492,749
181,273	Motorola Inc *	1,644,146
124,232	QUALCOMM Inc	6,148,242
29,219	Tellabs Inc	198,105
		$19,664,711

Computer Hardware & Systems --- 4.33%
70,945	Apple Inc * ~	22,884,019
130,490	Dell Inc *	1,768,139
159,070	EMC Corp *	3,642,703
175,453	Hewlett-Packard Co	7,386,571
6,182	Lexmark International Inc Class A *	215,257
27,750	NetApp Inc *	1,525,140
8,743	QLogic Corp *	148,806
18,214	SanDisk Corp *	908,150
13,217	Teradata Corp *	544,012
17,185	Western Digital Corp *	582,572
		$39,605,369

Computer Software & Services --- 5.68%
40,821	Adobe Systems Inc *	1,256,470
13,835	Akamai Technologies Inc *	650,937
17,519	Autodesk Inc *	669,226
14,072	BMC Software Inc *	663,354
30,274	CA Inc	739,897
14,557	Citrix Systems Inc *	995,844
17,450	Compuware Corp *	203,641
89,548	eBay Inc *	2,492,121
25,352	Electronic Arts Inc *	415,266
19,227	Google Inc Class A * ~	11,420,261
21,614	Intuit Inc *	1,065,570
11,386	McAfee Inc *	527,286
582,736	Microsoft Corp ~	16,269,989
28,009	Novell Inc *	165,813
299,383	Oracle Corp ~	9,370,688
14,156	Red Hat Inc *	646,221
9,098	Salesforce.com Inc *	1,200,936
60,703	Symantec Corp *	1,016,168
13,588	VeriSign Inc	443,920
101,031	Yahoo! Inc *	1,680,146
		$51,893,754

Conglomerates --- 2.40%
55,202	3M Co	4,763,933
826,719	General Electric Co ~	15,120,690
20,537	Textron Inc	485,495
38,600	Tyco International Ltd	1,599,584
		$21,969,702

Containers --- 0.16%
7,128	Ball Corp	485,060
8,280	Bemis Co Inc	270,425
11,950	Owens-Illinois Inc *	366,865
12,147	Sealed Air Corp	309,141
		$1,431,491

Cosmetics & Personal Care --- 0.29%
33,390	Avon Products Inc	970,313
8,935	Estee Lauder Cos Inc Class A	721,055
15,945	Mead Johnson Nutrition Co	992,576
		$2,683,944

Distributors --- 0.21%
11,120	Fastenal Co †	666,199
12,422	Genuine Parts Co	637,746
4,557	WW Grainger Inc	629,367
		$1,933,312

Electric Companies --- 1.71%
12,840	Allegheny Energy Inc	311,241
37,261	American Electric Power Co Inc	1,340,651
102,341	Duke Energy Corp	1,822,693
24,769	Edison International	956,083
14,537	Entergy Corp	1,029,656
51,262	Exelon Corp	2,134,550
23,172	FirstEnergy Corp †	857,827
32,278	NextEra Energy Inc	1,678,133
13,600	Northeast Utilities	433,568
16,967	Pepco Holdings Inc	309,648
8,415	Pinnacle West Capital Corp	348,802
36,475	PPL Corp	960,022
22,112	Progress Energy Inc	961,430
64,403	Southern Co	2,462,127
		$15,606,431

Electronic Instruments & Equipment --- 1.06%
27,013	Agilent Technologies Inc *	1,119,149
12,981	Amphenol Corp Class A	685,137
121,121	Corning Inc	2,340,058
58,295	Emerson Electric Co	3,332,725
4,069	First Solar Inc * †	529,540
11,953	FLIR Systems Inc *	355,602
10,874	Rockwell Automation Inc	779,774
7,051	Roper Industries Inc	538,908
		$9,680,893

Electronics - Semiconductor --- 2.36%
42,685	Advanced Micro Devices Inc *	349,163
24,007	Altera Corp	854,169
23,291	Analog Devices Inc	877,372
103,936	Applied Materials Inc	1,460,301
34,858	Broadcom Corp Class A	1,518,066
430,719	Intel Corp ~	9,058,021
13,149	KLA-Tencor Corp	508,077
17,120	Linear Technology Corp	592,181
49,987	LSI Corp *	299,422
17,081	MEMC Electronic Materials Inc *	192,332
13,940	Microchip Technology Inc †	476,887
67,610	Micron Technology Inc *	542,232
18,689	National Semiconductor Corp	257,161
7,620	Novellus Systems Inc *	246,278
42,967	NVIDIA Corp *	661,692
12,042	Teradyne Inc *	169,070
90,922	Texas Instruments Inc	2,954,965
19,968	Xilinx Inc	578,673
		$21,596,062

Engineering & Construction --- 0.23%
13,621	Fluor Corp	902,527
9,700	Jacobs Engineering Group Inc *	444,745
15,904	Quanta Services Inc *	316,808
9,588	Vulcan Materials Co	425,324
		$2,089,404
Financial Services --- 5.23%
776,010	Bank of America Corp ~	10,351,973
94,119	Bank of New York Mellon Corp	2,842,394
2,246,649	Citigroup Inc * ~	10,626,650
5,223	CME Group Inc	1,680,500
7,481	Federated Investors Inc Class B †	195,778
11,212	Franklin Resources Inc	1,246,887
5,824	IntercontinentalExchange Inc *	693,930
36,531	Invesco Ltd	878,936
13,389	Janus Capital Group Inc	173,655
302,616	JPMorgan Chase & Co ~	12,836,971
12,367	Legg Mason Inc	448,551
15,611	Leucadia National Corp	455,529
15,391	Moody’s Corp	408,477
11,365	NASDAQ OMX Group Inc *	269,464
18,385	Northern Trust Corp	1,018,713
19,907	NYSE Euronext	596,812
38,978	State Street Corp	1,806,240
19,960	T Rowe Price Group Inc	1,288,218
		$47,819,678

Food & Beverages --- 5.45%
8,280	Brown-Forman Corp Class B	576,454
14,617	Campbell Soup Co	507,941
179,576	Coca-Cola Co ~	11,810,714
25,888	Coca-Cola Enterprises Inc	647,977
33,201	ConAgra Foods Inc	749,679
13,915	Constellation Brands Inc Class A *	308,217
34,061	Costco Wholesale Corp	2,459,545
12,697	Dean Foods Co *	112,241
18,333	Dr Pepper Snapple Group Inc	644,588
49,843	General Mills Inc	1,773,912
11,772	Hershey Co	555,050
24,761	HJ Heinz Co	1,224,679
5,085	Hormel Foods Corp	260,657
9,092	JM Smucker Co	596,890
19,697	Kellogg Co	1,006,123
135,029	Kraft Foods Inc Class A	4,254,764
49,067	Kroger Co	1,097,138
9,975	McCormick & Co Inc	464,137
12,043	Molson Coors Brewing Co Class B	604,438
123,068	PepsiCo Inc	8,040,032
29,047	Safeway Inc	653,267
50,400	Sara Lee Corp	882,504
14,888	SUPERVALU Inc	143,371
44,867	Sysco Corp	1,319,090
22,932	Tyson Foods Inc Class A	394,889
151,709	Wal-Mart Stores Inc	8,181,666
11,246	Whole Foods Market Inc *	568,935
		$49,838,898

Gold, Metals & Mining --- 1.22%
9,018	AK Steel Holding Corp	147,625
79,592	Alcoa Inc	1,224,921
7,416	Allegheny Technologies Inc	409,215
10,133	Cliffs Natural Resources Inc	790,475
36,448	Freeport-McMoRan Copper & Gold Inc	4,377,040
38,172	Newmont Mining Corp	2,344,906
24,584	Nucor Corp †	1,077,271
7,043	Titanium Metals Corp *	120,999
11,329	United States Steel Corp †	661,840
		$11,154,292

Health Care Related --- 1.96%
32,507	Aetna Inc	991,788
20,832	AmerisourceBergen Corp	710,788
27,488	Cardinal Health Inc	1,053,065
5,356	Cerner Corp *	507,427
20,654	CIGNA Corp	757,176
11,465	Coventry Health Care Inc *	302,676
7,927	DaVita Inc *	550,847
41,502	Express Scripts Inc *	2,243,183
12,964	Humana Inc *	709,649
8,084	Laboratory Corp of America Holdings *	710,745
20,128	McKesson Corp	1,416,609
33,669	Medco Health Solutions Inc *	2,062,900
7,803	Patterson Cos Inc	239,006
11,310	Quest Diagnostics Inc	610,401
36,558	Tenet Healthcare Corp *	244,573
85,190	UnitedHealth Group Inc	3,076,211
31,031	WellPoint Inc *	1,764,423
		$17,951,467

Homebuilding --- 0.07%
22,474	DR Horton Inc	268,115
11,715	Lennar Corp Class A	219,656
25,405	Pulte Group Inc *	191,046
		$678,817

Hotels/Motels --- 0.41%
33,797	Carnival Corp	1,558,380
21,628	Marriott International Inc Class A	898,427
14,835	Starwood Hotels & Resorts Worldwide Inc	901,671
13,598	Wyndham Worldwide Corp	407,396
		$3,765,874

Household Goods --- 2.47%
10,509	Clorox Co	665,010
37,657	Colgate-Palmolive Co	3,026,493
11,626	Fortune Brands Inc	700,466
4,822	Harman International Industries Inc *	223,259
31,333	Kimberly-Clark Corp	1,975,232
11,641	Leggett & Platt Inc	264,949
21,146	Newell Rubbermaid Inc	384,434
216,687	Procter & Gamble Co ~	13,939,475
12,517	Stanley Black & Decker Inc	837,012
5,751	Whirlpool Corp	510,861
		$22,527,191

Independent Power Producer --- 0.16%
50,991	AES Corp *	621,071
15,418	Constellation Energy Group Inc	472,253
19,996	NRG Energy Inc *	390,722
		$1,484,046

Insurance Related --- 3.79%
26,300	ACE Ltd	1,637,175
36,528	Aflac Inc	2,061,275
41,825	Allstate Corp	1,333,381
10,165	American International Group Inc * †	585,707
25,356	Aon Corp	1,166,630
8,092	Assurant Inc	311,704
133,782	Berkshire Hathaway Inc Class B * ~	10,717,276
24,440	Chubb Corp	1,457,602
12,299	Cincinnati Financial Corp †	389,755
38,643	Genworth Financial Inc *	507,769
34,671	Hartford Financial Services Group Inc	918,435
24,899	Lincoln National Corp	692,441
24,239	Loews Corp	943,140
42,235	Marsh & McLennan Cos Inc	1,154,705
70,255	MetLife Inc	3,122,132
24,387	Principal Financial Group Inc	794,041
50,900	Progressive Corp	1,011,383
37,479	Prudential Financial Inc	2,200,392
6,406	Torchmark Corp	382,694
36,464	Travelers Cos Inc	2,031,409
25,387	Unum Group	614,873
26,141	XL Group PLC	570,397
		$34,604,316

Investment Bank/Brokerage Firm --- 1.37%
19,424	Ameriprise Financial Inc	1,117,851
77,125	Charles Schwab Corp	1,319,609
14,145	E*Trade Financial Corp *	226,320
39,567	Goldman Sachs Group Inc	6,653,587
116,840	Morgan Stanley	3,179,216
		$12,496,583

Leisure & Entertainment --- 0.24%
11,041	Hasbro Inc	520,914
23,121	International Game Technology	409,011
27,788	Mattel Inc	706,649
5,688	Wynn Resorts Ltd	590,642
		$2,227,216

Machinery --- 2.22%
48,826	Caterpillar Inc	4,573,043
15,214	Cummins Inc	1,673,692
41,543	Danaher Corp	1,959,583
32,860	Deere & Co	2,729,023
14,226	Dover Corp	831,510
13,061	Eaton Corp	1,325,822
4,332	Flowserve Corp	516,461
39,076	Illinois Tool Works Inc	2,086,659
24,800	Ingersoll-Rand PLC	1,167,832
28,334	PACCAR Inc	1,626,938
9,088	Pall Corp	450,583

12,255	Parker Hannifin Corp	1,057,607
4,583	Snap-on Inc	259,306
		$20,258,059

Manufacturing --- 0.06%
15,822	Jabil Circuit Inc	317,864
11,092	Molex Inc †	252,010
		$569,874

Medical Products --- 1.62%
45,327	Baxter International Inc	2,294,453
17,698	Becton Dickinson & Co	1,495,835
115,577	Boston Scientific Corp *	874,918
17,111	CareFusion Corp *	439,753
7,369	CR Bard Inc	676,253
10,730	DENTSPLY International Inc	366,644
13,066	Hospira Inc *	727,646
3,066	Intuitive Surgical Inc *	790,261
83,685	Medtronic Inc	3,103,877
25,506	St Jude Medical Inc *	1,090,381
26,539	Stryker Corp	1,425,144
9,579	Varian Medical Systems Inc *	663,633
15,406	Zimmer Holdings Inc *	826,994
		$14,775,792

Miscellaneous --- 0.11%
10,054	Cintas Corp	281,110
3,668	Dun & Bradstreet Corp	301,106
15,209	Iron Mountain Inc	380,377
		$962,593

Office Equipment & Supplies --- 0.22%
7,953	Avery Dennison Corp	336,730
16,132	Pitney Bowes Inc	390,072
107,622	Xerox Corp	1,239,805
		$1,966,607

Oil & Gas --- 11.63%
38,386	Anadarko Petroleum Corp	2,923,478
29,489	Apache Corp	3,515,974
33,504	Baker Hughes Inc	1,915,424
7,338	Cabot Oil & Gas Corp	277,743
18,906	Cameron International Corp *	959,101
50,919	Chesapeake Energy Corp	1,319,311
155,483	Chevron Corp ~	14,187,824
113,712	ConocoPhillips	7,743,787
17,752	Consol Energy Inc	865,233
30,524	Denbury Resources Inc *	582,703
33,739	Devon Energy Corp	2,648,849
5,028	Diamond Offshore Drilling Inc	336,222
53,632	El Paso Corp	737,976
19,676	EOG Resources Inc	1,798,583
11,157	EQT Corp	500,280
390,259	Exxon Mobil Corp ~	28,535,738
9,265	FMC Technologies Inc *	823,751
70,634	Halliburton Co	2,883,986
7,676	Helmerich & Payne Inc	372,133
22,723	Hess Corp	1,739,218
55,082	Marathon Oil Corp	2,039,687
7,829	Massey Energy Co	420,026

14,948	Murphy Oil Corp	1,114,373
21,401	Nabors Industries Ltd *	502,067
32,568	National-Oilwell Varco Inc	2,190,198
9,838	Newfield Exploration Co *	709,418
13,610	Noble Energy Inc	1,171,549
62,872	Occidental Petroleum Corp	6,167,743
20,960	Peabody Energy Corp	1,341,021
8,686	Pioneer Natural Resources Co	754,119
13,530	QEP Resources Inc	491,274
12,205	Range Resources Corp	548,981
8,988	Rowan Cos Inc *	313,771
105,726	Schlumberger Ltd ~	8,828,121
26,984	Southwestern Energy Co *	1,010,011
50,426	Spectra Energy Corp	1,260,146
8,944	Sunoco Inc	360,533
11,432	Tesoro Corp	211,949
43,058	Valero Energy Corp	995,501
45,589	Williams Cos Inc	1,126,960
		$106,224,762

Paper & Forest Products --- 0.23%
34,120	International Paper Co	929,429
13,311	MeadWestvaco Corp	348,216
42,077	Weyerhaeuser Co	796,517
		$2,074,162

Personal Loans --- 0.68%
81,077	American Express Co	3,479,825
35,496	Capital One Financial Corp	1,510,710
41,450	Discover Financial Services	768,068
36,540	SLM Corp *	460,039
		$6,218,642

Pharmaceuticals --- 5.27%
119,474	Abbott Laboratories	5,723,999
23,880	Allergan Inc	1,639,840
132,804	Bristol-Myers Squibb Co	3,516,650
78,635	Eli Lilly & Co	2,755,370
21,807	Forest Laboratories Inc *	697,388
212,997	Johnson & Johnson ~	13,173,865
238,055	Merck & Co Inc	8,579,502
33,595	Mylan Inc *	709,862
621,671	Pfizer Inc ~	10,885,459
9,615	Watson Pharmaceuticals Inc *	496,615
		$48,178,550

Pollution Control --- 0.29%
24,135	Republic Services Inc	720,671
6,365	Stericycle Inc *	515,056
37,114	Waste Management Inc	1,368,393
		$2,604,120

Printing & Publishing --- 0.19%
18,725	Gannett Co Inc	282,560
24,002	McGraw-Hill Cos Inc	873,913
2,971	Meredith Corp †	102,945
16,478	RR Donnelley & Sons Co	287,871
419	Washington Post Co Class B †	184,150
		$1,731,439

Railroads --- 0.80%
29,479	CSX Corp	1,904,638
28,617	Norfolk Southern Corp	1,797,720
38,547	Union Pacific Corp	3,571,765
		$7,274,123

Real Estate --- 1.39%
9,259	Apartment Investment & Management Co Class A REIT	239,253
6,650	AvalonBay Communities Inc REIT	748,457
10,855	Boston Properties Inc REIT	934,616
21,856	CB Richard Ellis Group Inc Class A *	447,611
22,057	Equity Residential REIT	1,145,861
28,177	HCP Inc REIT	1,036,632
11,134	Health Care Inc REIT	530,424
51,385	Host Hotels & Resorts Inc REIT	918,250
30,446	Kimco Realty Corp REIT	549,246
12,745	Plum Creek Timber Co Inc REIT	477,300
43,666	ProLogis REIT	630,537
10,853	Public Storage REIT	1,100,711
22,707	Simon Property Group Inc REIT	2,259,119
11,956	Ventas Inc REIT	627,451
12,624	Vornado Realty Trust REIT	1,051,958
		$12,697,426

Restaurants --- 1.14%
10,547	Darden Restaurants Inc	489,803
82,357	McDonald’s Corp	6,321,723
56,495	Starbucks Corp	1,815,184
36,255	Yum! Brands Inc	1,778,308
		$10,405,018

Retail --- 4.30%
6,919	Abercrombie & Fitch Co	398,742
27,391	Amazon.com Inc *	4,930,380
5,014	AutoNation Inc * †	141,395
2,231	AutoZone Inc *	608,148
20,037	Bed Bath & Beyond Inc *	984,819
26,943	Best Buy Co Inc	923,875
5,719	Big Lots Inc *	174,201
16,821	CarMax Inc *	536,253
105,219	CVS Caremark Corp	3,658,465
16,419	Expedia Inc	411,953
9,810	Family Dollar Stores Inc	487,655
12,027	GameStop Corp Class A *	275,178
34,374	Gap Inc	761,040
126,884	Home Depot Inc	4,448,553
18,641	JC Penney Co Inc	602,291
23,949	Kohl’s Corp *	1,301,389
20,598	Limited Brands Inc	632,977
108,805	Lowe’s Cos Inc	2,728,829
32,163	Macy’s Inc	813,724
3,187	Netflix Inc *	559,956
12,746	Nordstrom Inc	540,175
10,352	O’Reilly Automotive Inc *	625,468
3,761	priceline.com Inc *	1,502,708
8,675	RadioShack Corp	160,401
8,970	Ross Stores Inc	567,352
3,402	Sears Holdings Corp * †	250,897
6,907	Sherwin-Williams Co	578,461
56,813	Staples Inc	1,293,632

54,832	Target Corp	3,297,048
9,562	Tiffany & Co	595,426
30,924	TJX Cos Inc	1,372,716
10,124	Urban Outfitters Inc *	362,540
71,808	Walgreen Co	2,797,640
		$39,324,287

Savings & Loans --- 0.10%
39,717	Hudson City Bancorp Inc	505,994
28,181	People’s United Financial Inc	394,816
		$900,810

Shoes --- 0.28%
29,960	NIKE Inc Class B	2,559,183
		$2,559,183

Specialized Services --- 3.04%
10,011	Apollo Group Inc Class A *	395,334
38,090	Automatic Data Processing Inc	1,760,901
23,373	Cognizant Technology Solutions Corp Class A *	1,713,007
11,787	Computer Sciences Corp	584,635
4,729	DeVry Inc	226,897
9,857	Equifax Inc	350,909
20,086	Fidelity National Information Services Inc	550,156
11,797	Fiserv Inc *	690,832
24,172	H&R Block Inc	287,889
96,177	IBM ~	14,114,937
7,518	Mastercard Inc Class A	1,684,859
8,533	Monster Worldwide Inc *	201,635
24,513	Paychex Inc	757,697
10,674	Robert Half International Inc	326,624
21,955	SAIC Inc *	348,206
14,942	Total System Services Inc	229,808
37,737	Visa Inc Class A	2,655,930
50,085	Western Union Co	930,079
		$27,810,335

Telephone & Telecommunications --- 3.00%
30,579	American Tower Corp Class A *	1,579,100
456,938	AT&T Inc ~	13,424,838
23,491	CenturyTel Inc	1,084,580
77,970	Frontier Communications Corp	758,648
20,905	MetroPCS Communications Inc *	264,030
131,195	Qwest Communications International Inc	998,394
232,299	Sprint Nextel Corp *	982,625
218,698	Verizon Communications Inc	7,825,014
36,960	Windstream Corp	515,222
		$27,432,451

Textiles --- 0.26%
23,166	Coach Inc	1,281,312
4,946	Polo Ralph Lauren Corp	548,610
6,443	VF Corp	555,258
		$2,385,180

Tobacco --- 1.53%
161,378	Altria Group Inc	3,973,126
11,612	Lorillard Inc	952,881

140,429	Philip Morris International Inc	8,219,310
25,734	Reynolds American Inc	839,443
		$13,984,760

Transportation --- 0.02%
3,643	Ryder System Inc	191,768
		$191,768

Utilities --- 1.31%
17,890	Ameren Corp	504,319
33,284	CenterPoint Energy Inc	523,225
17,898	CMS Energy Corp	332,903
21,999	Consolidated Edison Inc	1,090,490
45,120	Dominion Resources Inc	1,927,526
13,273	DTE Energy Co	601,532
5,834	Integrys Energy Group Inc	283,007
3,631	Nicor Inc	181,260
20,930	NiSource Inc	368,787
8,236	Oneok Inc	456,851
30,366	PG&E Corp	1,452,710
39,338	Public Service Enterprise Group Inc	1,251,342
8,559	SCANA Corp	347,495
19,298	Sempra Energy	1,012,759
16,338	TECO Energy Inc	290,816
8,928	Wisconsin Energy Corp	525,502
35,851	Xcel Energy Inc	844,291
		$11,994,815

TOTAL COMMON STOCK --- 96.76% (Cost $795,291,269)		$884,168,716

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

29,508,000	Federal Home Loan Bank	29,507,998
	0.00% January 3, 2011
2,520,000	United States of America T-Bill	2,519,265
	0.13% March 24, 2011

TOTAL SHORT-TERM INVESTMENTS --- 3.50% (Cost $32,027,263)		$32,027,263

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,547,130	Undivided interest of 5.78% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $1,547,130 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	1,547,130

1,547,131	Undivided interest of 5.74% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $1,547,131 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	1,547,131

1,547,131	Undivided interest of 5.69% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $1,547,131 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	1,547,131

1,549,607	Undivided interest of 5.69% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $1,549,607 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	1,549,607

TOTAL SECURITIES LENDING COLLATERAL --- 0.68%		$6,190,999
(Cost $6,190,999)

TOTAL INVESTMENTS --- 100.94%		$922,386,978
(Cost $833,509,531)

OTHER ASSETS & LIABILITIES --- (0.94%)		$(8,601,345)

TOTAL NET ASSETS --- 100%		$913,785,633

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at December 31, 2010.
~	Collateral or segregated asset for futures contracts
REIT	Real Estate Investment Trust

At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	563	$35,271,950	March 2011	$698,203

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $6,044,851 of securities on loan) (1)	$922,386,978
Cash	2,449,228
Dividends receivable	1,038,076
Subscriptions receivable	1,380,115

Total assets	927,254,397

LIABILITIES:
Due to investment adviser	457,542
Payable upon return of securities loaned	6,190,999
Redemptions payable	6,783,596
Variation margin on futures contracts	36,627

Total liabilities	13,468,764

NET ASSETS	$913,785,633

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$8,009,054
Additional paid-in capital	821,784,845
Net unrealized appreciation on investments and futures contracts	89,575,650
Accumulated net realized loss on investments and futures contracts	(5,583,916)

NET ASSETS	$913,785,633

NET ASSET VALUE PER OUTSTANDING SHARE	$11.41

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	80,090,539

(1) Cost of investments in securities	$833,509,531

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$16,549
Income from securities lending	26,898
Dividends	15,614,144

Total income	15,657,591

EXPENSES:
Management fees	4,529,345

NET INVESTMENT INCOME	11,128,246

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,531,411
Net realized gain on futures contracts	2,662,756
Change in net unrealized appreciation on investments	94,149,162
Change in net unrealized appreciation on futures contracts	686,235

Net realized and unrealized gain on investments and futures contracts	99,029,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,157,810

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$11,128,246	$11,496,821
Net realized gain on investments	1,531,411	1,821,592
Net realized gain on futures contracts	2,662,756	4,673,852
Change in net unrealized appreciation (depreciation) on investments	94,149,162	147,845,641
Change in net unrealized appreciation on futures contracts	686,235	(339,330)

Net increase in net assets resulting from operations	110,157,810	165,498,576

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,124,394)	(11,494,536)
From net realized gains	(1,259,822)

Total distributions	(12,384,216)	(11,494,536)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	452,644,835	335,536,492
Reinvestment of distributions	12,384,216	11,494,536
Redemptions of shares	(405,655,197)	(325,382,750)

Net increase in net assets resulting from share transactions	59,373,854	21,648,278

Total increase in net assets	157,147,448	175,652,318

NET ASSETS:
Beginning of period	756,638,185	580,985,867

End of period	$913,785,633	$756,638,185

OTHER INFORMATION:

SHARES:
Sold	43,632,553	39,116,810
Issued in reinvestment of distributions	1,152,661	1,252,085
Redeemed	(39,377,398)	(36,685,868)

Net increase	5,407,816	3,683,027

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$10.13	$8.18	$13.57	$13.31	$11.99

Income from Investment Operations

Net investment income	0.15	0.15	0.18	0.19	0.17
Net realized and unrealized gain (loss)	1.30	1.95	(5.19)	0.45	1.64

Total Income (Loss) From Investment Operations	1.45	2.10	(5.01)	0.64	1.81

Less Distributions

From net investment income	(0.15)	(0.15)	(0.18)	(0.19)	(0.17)
From net realized gains	(0.02)		(0.20)	(0.19)	(0.32)

Total Distributions	(0.17)	(0.15)	(0.38)	(0.38)	(0.49)

Net Asset Value, End of Period	$11.41	$10.13	$8.18	$13.57	$13.31

Total Return ±	14.37%	25.86%	(37.50%)	4.83%	15.21%

Net Assets, End of Period ($000)	$913,786	$756,638	$580,986	$839,896	$772,793

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.47%	1.76%	1.75%	1.39%	1.36%

Portfolio Turnover Rate	13.28%	15.44%	10.49%	11.84%	10.72%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		878,691,661		-		-		878,691,661
Foreign Common Stock		5,477,055		-		-		5,477,055
Short-term Investments and Securities Lending Collateral		-		38,218,262		-		38,218,262

Total Assets		884,168,716		38,218,262		0		922,386,978

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		36,627		-		-		36,627

Total Liabilities		36,627		0		0		36,627

Total	$	884,132,089	$	38,218,262	$	0	$	922,350,351

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $130,494,615 and $97,799,686 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $839,890,976. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $173,772,281 and gross depreciation of securities in which there was an excess of tax cost over value of $91,276,279 resulting in net appreciation of $82,496,002.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$36,627

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized gain on futures contracts	$2,662,756	Change in net unrealized appreciation on futures contracts	$686,235

The number of futures contracts held at December 31, 2010 is higher than the average outstanding during the year. As of December 31, 2010, the Portfolio held 563 futures contracts. The average number of futures contracts outstanding during the year was 318.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $6,044,851 and received collateral of $6,190,999 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $12,384,216 and $11,494,536, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	684,619
Undistributed capital gains		811,113

Net accumulated earnings		1,495,732

Net unrealized appreciation on investments		82,496,002
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	83,991,734

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $321,804 from undistributed net investment income to paid-in capital, and $317,952 from accumulated net realized loss on investments and futures contracts to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $3,048,884 of capital loss carryforwards.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim S&P 500® Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim S&P 500® Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943)	Chairman, SGM Capital, LLC

(2011)

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years

Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011